6. DEPOSITS	12 Months Ended
Sep. 30, 2023
Notes
6. DEPOSITS

6.DEPOSITS

As of September 30, 2023, the Company has a US$60,218 ($81,415) performance bond with the State of Colorado Board of Land Commissioners and Colorado Division of Reclamation, Mining and Safety for the Klondike property and Twin Canyon property (September 30, 2022 – US$58,218 ($79,799) and a $Nil reclamation bond with the Ministry of Energy, Mines and Low Carbon Innovation for the KRL property (September 30, 2022 - $14,921).